SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Outstanding at beginning of year	20,815	12,851
Outstanding at beginning of year | $ / shares	$ 0.71	$ 0.27
Granted	4,770	8,474
Granted | $ / shares	$ 1.61	$ 1.70
Forfeited/ Expired	(3,883)	(370)
Forfeited/ Expired | $ / shares	$ (1.47)
Exercised	(1,389)	(140)
Exercised | $ / shares	$ (0.23)	$ (0.13)
Outstanding at end of year	20,313	20,815
Outstanding at end of year | $ / shares	$ 0.90	$ 0.71
Exercisable as at end of year	11,046	10,295